UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

4400 Computer Drive Westborough, MA 01581
(Address of principal executive offices) (Zip code)

Copies to:
Jay Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 342-5828

Date of fiscal year end:   August 31

Date of reporting period:   February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

Money Market Portfolio

Ultra-Short Duration Government Portfolio

Short Duration Portfolio

Semi-Annual Report

February 28, 2013

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling I-800-SEC-0330.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

An investment in the TCU Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust. Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit unions reported record results in 2012 with over 2 million new members joining, loan originations topping $330 billion, and the contribution to capital reaching $8.6 billion. These results came as the industry also reached new milestones during the year. Assets now exceed $1 trillion, membership tops 95 million, and credit unions’ national share of the first mortgage market has reached 7%. The activity led to stronger member relationships with over 2.7 million checking accounts opened during 2012 and the average member relationship, including loan and share balances, surpassing $15,000.

The credit union investment portfolio grew to $386 billion at year-end 2012. Investment yields fell during the year as the Federal Reserve continued to maintain its Federal Funds rate target in the 0 to 25 basis point range while purchasing agency mortgage-backed and longer-term Treasury securities through its quantitative easing program. Credit unions extended their portfolio maturity slightly during the year, yet they remain highly liquid with over $102 billion in cash and equivalents.

In an environment that continues to challenge credit union CFOs and investment managers, the ability of Trust for Credit Unions (“TCU”) to develop credit union designed and led investment options has never been more important. The Trust for Credit Unions family of mutual funds is designed so that investors can utilize a duration profile that meets their balance sheet objectives. The three Portfolios complement each other with different objectives and duration targets, while providing daily pricing and same-day or next-day liquidity.

The Ultra-Short Duration and Short Duration Portfolios are seeing balances increase from credit unions looking to hold longer duration investments. The cumulative total return was 0.10% for the Ultra-Short Duration and 0.12% for the Short Duration for the 6-month period ended February 28, 2013. The TCU Money Market Portfolio’s standardized 7-day current and effective yields, with fee waivers, for the six months ended February 28, 2013 are 0.08%.

It is an exciting time for TCU as we launch a new branding campaign that builds on our 25-year history. Please visit our website, www.TrustCU.com, to see our new look and for the most current information on the funds, including performance and portfolio holdings.

As I assume the role of president of TCU, I want to recognize Chip Filson’s leadership of TCU over more than two decades. Chip’s ongoing belief in the ability of TCU respond to the needs of credit unions has resulted not only in new investment options but also a legacy of success that provides a foundation for TCU as it continues to evolve.

We appreciate your investment in the Trust for Credit Unions. Let us know if there are other ways in which we can help complement your credit union’s investment strategy.

Sincerely,

Jay Johnson

President

Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU MONEY MARKET PORTFOLIO

Investment Objective

The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2013, MMP had a one-year simple average yield of 0.09%. This compared to the 0.06% simple average yield for the iMoneyNet First Tier – Institutional Only Average for the same period.

As of February 28, 2013, the Portfolio had standardized 7-day current and effective yields, with fee waivers, of 0.08%. As of that date, the Portfolio’s standardized 7-day current and effective yields, without fee waivers, would have been -0.31%. The standardized 7-day current and effective yields are calculated in accordance with industry regulations and do not include capital gains. The standardized 7-day current yield may differ slightly from the actual distribution rate because of the exclusion of distributed capital gains, which are non-recurring. The standardized 7-day effective yield assumes reinvestment of all dividends.

The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Portfolio. Unless otherwise noted, performance reflects fee waivers in effect. In their absence, performance would be reduced.

Q. How did you manage the Portfolio during the Reporting Period?

Given the extremely flat yield curve and our bias that the front end of the yield curve is subject to further compression risk, we favored extending the weighted average maturity (“WAM”) through the period, averaging between 45 days and 55 days. Overall, the Portfolio has been engaged in a barbell strategy by holding high levels of liquidity in overnight repurchase agreements and taking duration through one-year U.S. government debt.

Q. How was the Portfolio invested?

During the Reporting Period, the Portfolio had investments in Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposits. A meaningful portion of the Portfolio was invested in overnight repurchase agreements and bills maturing within one week, giving daily liquidity to the Portfolio.

Q. Did you make any changes to the Portfolio during the Reporting Period?

As mentioned earlier, we made adjustments to the Portfolio’s WAM based on then-current market conditions and our near-term view,

as well as our anticipated and actual Federal Reserve Board (the “Fed”) monetary policy statements.

Q. What is the Portfolio’s tactical view and strategy for the months ahead?

We are relatively optimistic about the outlook for global growth and the U.S. in particular. U.S. growth has been stuck at about 2% for the last few years, but we think the economy could gain momentum in 2013 from two main sources. First, the ongoing housing recovery appears durable and improving home prices are beginning to feed through into economic activity. Second, we think business investment could improve as political risk declines.

If growth strengthens in 2013, we think the market may begin to focus on inflation risks. We think the markets are relatively complacent about the inflation outlook currently, probably due to the large amount of slack in the global economy and the fact that central bank policy has yet to generate a meaningful increase in inflation.

In its last policy statement for 2012, the Fed abandoned its calendar-based guidance on rates, in favor of an approach based on economic outcomes. Instead of reiterating its pledge to keep rates around exceptional lows through mid-2015, policymakers said they expect to keep this accommodation in place at least until unemployment reaches 6.5% or inflation heads above 2.5%. Immediately following the statement, futures markets priced in a slightly higher possibility of a rate hike in late-2014/early 2015. However, we don’t see major implications for the Fed’s policy bias, in part because we do not think these thresholds are likely to be breached decisively in the next several years. We believe the communications shift was more likely motivated mainly by a desire to tie the rates decision to relevant economic metrics, rather than a seemingly arbitrary date.

We are maintaining our close focus on policy developments and, in our view, the plausible timing of rate hikes is still too far in the future to pose much challenge for short duration investors, or to factor as a central part of our cash management strategy. The momentum behind further money market reforms continues to build. International bodies are now working in parallel toward new guidelines for funds, aimed at safeguarding the financial system. In the U.S., the Financial Stability Oversight Council (“FSOC”) has put its weight behind proposals shelved last year when the Securities and Exchanges Commission (“SEC”) was unable to reach consensus. With the appointment of new Chairman Mary Jo White, we believe the SEC will re-engage actively with the industry on reforms in the coming months. Meanwhile FSOC’s counterpart in Europe, the European Systemic Risk Board, is preparing its own raft of proposals alongside the U.S., with the objective of achieving a global standard.

In summary, we anticipate a very active new year for policy. We anticipate that 2013 will be the year for adoption of new measures and 2014 will be the year for implementation. We remain committed to keeping clients informed throughout the process and addressing any questions or concerns.

Benchmark Definition

iMoneyNet First Tier Institutional Average

iMoneyNet First Tier Institutional Average (the “Average”) is a widely recognized composite of institutional money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

PORTFOLIO COMPOSITION

TCU MONEY MARKET PORTFOLIO (Unaudited)

February 28, 2013*

August 31, 2012*

*	These percentages reflect portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of the USDGP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index, each as reported by BofA Merrill Lynch.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2013, the cumulative total return of USDGP was 0.10% versus a 0.11% cumulative total return of the Portfolio’s blended benchmark, the 9-Month U.S. Treasury Index (weighted average return of the Six-Month U.S. Treasury Bill Index (50%) and the One-Year U.S. Treasury Note Index (50%), as reported by BofA Merrill Lynch). The cumulative total returns for the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index were 0.09% and 0.13%, respectively. The Portfolio’s NAV per share at the end of the Reporting Period was $9.62, versus $9.64 on August 31, 2012.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

The Portfolio’s performance was driven primarily by individual security selection strategies, particularly within the government/agency and collateralized sectors. The Portfolio’s cross-sector positioning had no material impact on excess returns, while the Portfolio’s duration and term structure positioning detracted from performance during the Reporting Period.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark had no material impact on the performance during the Reporting Period. Our overweight exposure to agency mortgage-backed securities (“MBS”) detracted from returns, as the sector underperformed duration-neutral Treasuries. Federal Reserve Board (“Fed”) purchases continued to support the sector, but prepayment risk remained elevated amid historically low mortgage rates, rising home prices and increasing lender loan origination capacity. In addition, uncertainty has increased around the Fed’s purchase programs. Underperformance was mostly offset by the Portfolio’s exposure to non-agency MBS securities. The sector rallied on the announcement of a third round of quantitative easing, combined with further signs of stabilization and potential recovery in the U.S. housing sector, as well as favorable supply/demand dynamics. Furthermore, investor demand for yield remains exceptionally strong and new issuance is limited.

The Portfolio’s security selection strategies were a contributor to excess returns, with the majority of outperformance coming from government and collateralized strategies. Within governments, selection of short-dated Treasuries added to relative returns. The Portfolio’s collateralized selection, primarily from collateralized mortgage obligations (“CMOs”) had a positive impact on performance. Gains were partially offset by the selection of agency passthroughs concentrated in higher coupons. Sector positioning underperformed significantly mid-way through the Reporting Period, as investors recalibrated prepayment expectations.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning detracted from performance over the Reporting Period. Rates rose over the period and the U.S. yield curve steepened. The U.S. 10-year yield ended the Reporting Period 33 basis points higher at 1.88%. With respect to the portion of the yield curve one year and in, yields were largely range-bound, as the Fed’s policy statement indicated extraordinarily low rates.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

During the Reporting Period, the largest changes in the Portfolio’s allocation were increases in its U.S. Treasury and cash positions. A corresponding decrease in allocation was concentrated in agency non-government guaranteed securities.

Q. How was the Portfolio positioned at the end of February 2013?

At the end of the Reporting Period, the Portfolio’s largest allocations were in cash, agency non-government guaranteed securities, U.S. Treasuries, agency adjustable-rate mortgage securities and agency collateralized mortgage obligations.

Benchmark Definitions

9-Month U.S. Treasury Index

The 9-Month Treasury Index is an equal weight (50%) blend of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and the BofA Merrill Lynch One-Year U.S. Treasury Note Index.

Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index

The BofA Merrill Lynch Six-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

The BofA Merrill Lynch One-year U.S. Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2013*

August 31, 2012*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2013*

August 31, 2012*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the BofA Merrill Lynch Two-Year U.S. Treasury Note Index.

Effective March 22, 2012, SDP is no longer permitted to invest in privately-issued mortgage-backed securities.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the six-month period ended February 28, 2013, was 0.12%, versus a 0.13% cumulative total return for the BofA Merrill Lynch Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the Reporting Period at $9.80, versus $9.82 on August 31, 2012.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

The Portfolio’s performance was driven primarily by individual security selection strategies, with the majority of outperformance coming from collateralized and government selection strategies. The Portfolio’s cross-sector positioning, as well as duration and term structure positioning, detracted from excess returns. With respect to security selection strategies, the Portfolio’s adjustable-rate mortgages (“ARMs”), collateralized mortgage obligations (“CMOs”) and U.S. Treasuries were all positive contributors to performance.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark had no material impact on performance during the Reporting Period. Our overweight exposure to agency mortgage-backed securities (“MBS”) detracted from returns, as the sector underperformed duration-neutral Treasuries. Federal Reserve Board (“Fed”) purchases continued to support the sector, but prepayment risk remained elevated amid historically low mortgage rates, rising home prices and increasing lender loan origination capacity. In addition, uncertainty has increased around the Fed’s purchase programs. Underperformance was mostly offset by the Portfolio’s exposure to non-agency MBS securities. The sector rallied on the announcement of a third round of quantitative easing, combined with further signs of stabilization and potential recovery in the U.S. housing sector, as well as favorable supply/demand dynamics. Furthermore, investor demand for yield remains exceptionally strong and new issuance is limited.

The Portfolio’s security selection strategies were a contributor to excess returns, with the majority of outperformance coming from government and collateralized strategies. Within governments, selection of intermediate-dated Treasuries added to relative returns, while selection of short-dated securities detracted slightly. The Portfolio’s collateralized selection, primarily from CMOs, had a positive impact on performance. It was partially offset, however, by the selection of agency passthroughs concentrated in higher coupons, as they underperformed significantly mid-way through the Reporting Period, as investors recalibrated prepayment expectations for the broad agency MBS market.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning detracted from performance over the Reporting Period. Rates rose over the period and the U.S. yield curve steepened. The U.S. 10-year yield ended the Reporting Period 33 basis points higher at 1.88%. Rates rose across the curve, supported by improving global economic data.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

A modest decrease in agency non-government guaranteed securities was offset by increased allocations to domestic sovereign securities and agency collateralized mortgage obligations.

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2013?

At the end of the Reporting Period, the Portfolio’s largest allocations were in domestic sovereign securities, agency non-government guaranteed securities, agency adjustable-rate mortgage securities and agency collateralized mortgage obligations.

Benchmark Definition

Two-Year U.S. Treasury Note Index

The BofA Merrill Lynch Two-Year U.S. Treasury Note Index is a one-security index comprised of the most recently issued two-year U.S. Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a two-year note must be auctioned on or before the third business day before the last business day of the month.

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PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2013*

August 31, 2012*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2013*

August 31, 2012*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS

Money Market Portfolio

Portfolio of Investments – February 28, 2013 (Unaudited)

Par Value		Value

U.S. GOVERNMENT AGENCY SECURITIES - 48.67%
	Federal Farm Credit Bank - 1.15%
$1,700,000	0.181%, 08/15/14 (a)	$1,699,501

	Federal Home Loan Bank - 35.86%
2,000,000	0.200%, 04/30/13	1,999,841
300,000	0.210%, 05/17/13	299,973
350,000	0.200%, 05/22/13	349,958
5,000,000	0.132%, 05/23/13 (a)	4,999,668
200,000	0.230%, 05/23/13	199,990
15,000	0.230%, 05/24/13	14,999
700,000	0.230%, 05/29/13	699,960
15,000,000	0.160%, 06/05/13	14,999,552
100,000	0.230%, 06/07/13	99,994
200,000	0.350%, 06/10/13	200,053
300,000	0.230%, 06/12/13	299,980
4,000,000	0.125%, 06/18/13	3,999,802
300,000	0.230%, 06/18/13	299,979
500,000	0.420%, 06/21/13	500,254
100,000	1.875%, 06/21/13	100,496
300,000	0.125%, 06/28/13	299,865
500,000	0.240%, 06/28/13	499,972
500,000	0.210%, 10/01/13	499,962
200,000	0.210%, 10/10/13	199,994
70,000	0.300%, 10/18/13	70,036
7,050,000	0.375%, 10/18/13	7,056,424
4,000,000	3.625%, 10/18/13	4,085,846
5,000,000	0.172%, 06/24/14 (a)	4,997,993
6,500,000	0.183%, 06/27/14 (a)	6,498,683

		53,273,274

	Federal Home Loan Mortgage Corporation - 3.60%
5,000,000	0.162%, 03/21/13 (a)	4,999,917
80,000	0.375%, 10/15/13	80,078
70,000	0.875%, 10/28/13	70,304
200,000	0.375%, 10/30/13	200,216

		5,350,515

	Federal National Mortgage Association - 8.06%
1,500,000	0.200%, 05/17/13 (a)	1,499,902
3,000,000	1.500%, 06/26/13	3,011,873
3,414,000	4.375%, 07/17/13	3,468,209
1,600,000	0.500%, 08/09/13	1,601,660
2,400,000	Zero coupon, 10/25/13 (b)	2,397,461

		11,979,105

	Total U.S. Government Agency Securities	72,302,395

	(Cost $72,302,395)

U.S. TREASURY OBLIGATIONS - 1.56%
	United States Treasury Notes & Bonds - 1.56%
1,600,000	3.375%, 06/30/13	1,616,577
400,000	0.125%, 09/30/13	399,810
300,000	3.125%, 09/30/13	305,102

		2,321,489

	Total U.S. Treasury Obligations	2,321,489

	(Cost $2,321,489)

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATION - 1.68%
	Wells Fargo Bank
$2,500,000	0.359%, 03/20/14 (a)	$2,500,000

	Total U.S. Government-Backed Obligations	2,500,000

	(Cost $2,500,000)

REPURCHASE AGREEMENTS - 47.80%
10,000,000	Bank of Nova Scotia, 0.190%, Dated 02/28/13, matures 03/01/13, repurchase price $10,000,053 (collateralized by a U.S. Government Obligation with an interest rate of 3.000% due 02/01/28, total market value $10,300,055)	10,000,000
20,000,000	Barclays, 0.160%, Dated 02/28/13, matures 03/01/13, repurchase price $20,000,089 (collateralized by a U.S. Treasury Note with an interest rate of 1.000% due 02/29/20, total market value $20,400,085)	20,000,000
15,000,000	BNP Paribas, 0.190%, Dated 02/28/13, matures 03/01/13, repurchase price $15,000,079 (collateralized by U.S. Government Obligations with interest rates of 2.000% to 8.000% due 10/15/15 to 08/15/42, total market value $15,300,000)	15,000,000
11,000,000	Deutsche Bank, 0.200%, Dated 02/28/13, matures 03/01/13, repurchase price $11,000,061 (collateralized by a U.S. Treasury Note with an interest rate of 2.000% due 02/15/23, total market value $11,220,038)	11,000,000
15,000,000	UBS, 0.180%, Dated 02/28/13, matures 03/01/13, repurchase price $15,000,075 (collateralized by a U.S. Government Obligation with an interest rate of 4.000% due 02/01/26, total market value $15,300,000)	15,000,000

	Total Repurchase Agreements	71,000,000

	(Cost $71,000,000)
	Total Investments - 99.71%	148,123,884

	(Cost $148,123,884) (c)
	Net Other Assets and Liabilities - 0.29%	433,480

	Net Assets - 100.00%	$148,557,364

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Discount Note. Rate shown is yield at time of purchase.

(c)	At February 28, 2013, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments – February 28, 2013 (Unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.21%
	Federal National Mortgage Association - 0.21%
$160,411	Series 2001-W4, Class AV1 0.482%, 02/25/32 (a)	$157,159
249,600	Series 2002-W2, Class AV1 0.462%, 06/25/32 (a)	249,702
1,133,791	Series 2002-T7, Class A1 0.422%, 07/25/32 (a)	1,086,837

	Total Asset-Backed Securities	1,493,698

	(Cost $1,543,920)

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.25%
	Federal Home Loan Mortgage Corporation REMIC - 9.96%
20,194	Series 1009, Class D 0.850%, 10/15/20 (a)	20,320
58,448	Series 1066, Class P 1.150%, 04/15/21 (a)	59,128
81,434	Series 1222, Class P 1.620%, 03/15/22 (a) (b)	83,710
170,943	Series 1250, Class J 7.000%, 05/15/22 (b)	189,155
83,919	Series 1448, Class F 1.650%, 12/15/22 (a) (d)	85,935
8,915,996	Series 3694, Class AG 3.500%, 11/15/27	9,153,162
8,592,315	Series 3346, Class FT 0.551%, 10/15/33 (a) (b)	8,616,442
1,495,625	Series 3084, Class FN 0.701%, 12/15/34 (a) (d)	1,506,050
5,823,522	Series 3033, Class CI 5.500%, 01/15/35 (b)	6,161,595
7,407,094	Series 3208, Class FH 0.601%, 08/15/36 (a)	7,437,882
688,566	Series 3231, Class FB 0.551%, 10/15/36 (a)	690,630
4,232,662	Series 3827, Class J 4.000%, 11/15/36 (d)	4,294,497
614,388	Series 3314, Class FC 0.601%, 12/15/36 (a)	617,078
6,742,230	Series 3545, Class FA 1.051%, 06/15/39 (a)	6,795,494
7,819,863	Series 4103, Class DF 0.551%, 09/15/40 (a) (d)	7,840,570
1,313,674	Series 3830, Class FD 0.561%, 03/15/41 (a)	1,320,388
1,327,156	Series 3827, Class KF 0.571%, 03/15/41 (a)	1,334,197
575,382	Series 3868, Class FA 0.601%, 05/15/41 (a)	577,720
9,569,407	Series 4109, Class EC 2.000%, 12/15/41	9,629,866
5,649,245	Series 4039, Class FA 0.701%, 05/15/42 (a)	5,699,077

		72,112,896

	Federal National Mortgage Association REMIC - 12.95%
159,780	Series 1993-225, Class WC 6.500%, 12/25/13 (b)	162,581
2,500,000	Series 2009-M2, Class A2 3.334%, 01/25/19 (d)	2,641,663

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$373,603	Series 1990-145, Class A 1.112%, 12/25/20 (a)	$381,708
480,973	Series 1991-67, Class J 7.500%, 08/25/21 (b)	548,249
392,524	Series 1992-137, Class F 1.219%, 08/25/22 (a)	398,630
462,589	Series 1993-27, Class F 1.369%, 02/25/23 (a) (c)	470,833
241,127	Series 1998-21, Class F 0.500%, 03/25/28 (a)	240,513
4,814,983	Series 2011-137, Class A 4.000%, 06/25/29 (d)	4,985,761
408,630	Series 2000-16, Class ZG 8.500%, 06/25/30 (d)	499,395
448,224	Series 2000-32, Class Z 7.500%, 10/18/30	534,124
5,342,332	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	5,553,350
1,742,781	Series 2005-102, Class DF 0.502%, 11/25/35 (a)	1,742,540
944,937	Series 2006-45, Class TF 0.602%, 06/25/36 (a)	950,068
958,754	Series 2006-76, Class QF 0.602%, 08/25/36 (a) (b)	965,686
1,336,606	Series 2006-79, Class PF 0.602%, 08/25/36 (a) (b)	1,346,425
2,094,982	Series 2006-111, Class FA 0.582%, 11/25/36 (a)	2,104,456
855,304	Series 2007-75, Class VF 0.652%, 08/25/37 (a)	861,864
2,109,346	Series 2007-85, Class FC 0.742%, 09/25/37 (a)	2,129,874
1,365,232	Series 2007-86, Class FC 0.772%, 09/25/37 (a)	1,378,261
1,318,765	Series 2007-92, Class OF 0.772%, 09/25/37 (a)	1,330,864
2,901,282	Series 2007-91, Class FB 0.802%, 10/25/37 (a)	2,931,000
1,529,173	Series 2007-99, Class FD 0.802%, 10/25/37 (a)	1,543,478
1,715,630	Series 2011-42, Class MH 4.000%, 12/25/37 (d)	1,740,588
1,617,322	Series 2011-54, Class CM 4.000%, 12/25/37 (d)	1,638,419
2,589,691	Series 2010-89, Class CF 0.652%, 02/25/38 (a)	2,608,262
4,043,967	Series 2012-63, Class FE 0.602%, 06/25/38 (a) (d)	4,067,782
8,076,445	Series 2012-56, Class FG 0.702%, 03/25/39 (a) (d)	8,148,676
1,405,463	Series 2012-93, Class KF 0.602%, 05/25/39 (a) (d)	1,412,708
477,192	Series 2009-84, Class WF 1.302%, 10/25/39 (a)	483,428
3,624,049	Series 2012-103, Class GF 0.602%, 02/25/40 (a) (d)	3,640,235
3,173,744	Series 2010-123, Class FL 0.632%, 11/25/40 (a)	3,186,480
7,275,258	Series 2011-110, Class FE 0.602%, 04/25/41 (a) (b)	7,326,832

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2013 (Unaudited)

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$1,561,800	Series 2011-59, Class FW 0.562%, 07/25/41 (a)	$1,568,822
1,986,261	Series 2011-63, Class FG 0.652%, 07/25/41 (a)	2,004,292
868,550	Series 2011-86, Class DF 0.702%, 09/25/41 (a)	878,894
3,933,625	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	4,023,813
3,681,463	Series 2012-65, Class FB 0.722%, 06/25/42 (a)	3,706,173
4,906,904	Series 2012-71, Class FL 0.702%, 07/25/42 (a)	4,931,118
8,674,306	Series 2012-82, Class FA 0.632%, 08/25/42 (a)	8,713,860

		93,781,705

	National Credit Union Administration - 1.34%
1,029,184	Series 2010-R2, Class 1A 0.568%, 11/06/17 (a)	1,032,400
763,448	Series 2011-R1, Class 1A 0.648%, 01/08/20 (a)	766,967
2,519,705	Series 2011-R2, Class 1A 0.598%, 02/06/20 (a)	2,529,154
1,122,767	Series 2011-R4, Class 1A 0.578%, 03/06/20 (a)	1,125,223
1,198,252	Series 2011-R3, Class 1A 0.599%, 03/11/20 (a)	1,203,073
1,008,303	Series 2011-R5, Class 1A 0.578%, 04/06/20 (a)	1,010,508
794,697	Series 2011-R6, Class 1A 0.578%, 05/07/20 (a)	796,156
575,314	Series 2010-R1, Class 1A 0.649%, 10/07/20 (a)	578,505
157,823	Series 2010-R1, Class 2A 1.840%, 10/07/20 (d)	160,191
497,602	Series 2010-A1, Class A 0.549%, 12/07/20 (a)	498,955

		9,701,132

	Total Collateralized Mortgage Obligations	175,595,733

	(Cost $175,193,107)

MORTGAGE-BACKED OBLIGATIONS - 16.42%
	Federal Home Loan Mortgage Corporation - 3.20%
102,674	1.451%, 02/01/18 (a)	103,381
212,788	2.914%, 11/01/18 (a)	218,824
1,049,872	6.876%, 11/01/19 (a)	1,129,256
53,199	1.769%, 11/01/22 (a)	54,444
160,998	2.053%, 11/01/22 (a)	165,689
89,642	2.641%, 10/01/24 (a)	93,521
153,115	3.357%, 10/01/25 (a)	157,863
578,088	3.465%, 08/01/28 (a)	622,003
74,424	1.798%, 07/01/29 (a)	76,635
367,120	2.697%, 05/01/31 (a)	390,481
10,358,522	2.384%, 03/01/35 (a)	11,030,329
3,515,327	2.412%, 04/01/35 (a)	3,760,305
5,023,954	2.766%, 06/01/37 (a)	5,354,020

		23,156,751

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - 0.16%
$11,301	6.500%, 09/01/13	$11,469
15,094	6.500%, 10/01/13	15,256
9,568	6.500%, 05/01/14	9,669
17,957	6.500%, 06/01/14	18,533
60,701	6.000%, 12/01/14	61,766
99,449	8.000%, 12/01/15	105,387
101,232	6.000%, 03/01/16	108,791
17,605	6.500%, 07/01/16	17,790
240,663	5.000%, 10/01/17	256,896
293,370	5.000%, 11/01/17	313,246
197,027	5.500%, 01/01/20	213,097
5,908	4.500%, 07/01/23	6,295

		1,138,195

	Federal National Mortgage Association - 12.51%
410	5.016%, 10/01/13 (a)	411
85,851	8.500%, 04/01/16	91,559
71,285	3.997%, 07/01/17 (a)	75,814
38,976	1.676%, 11/01/17 (a)	39,261
84,537	2.142%, 11/01/17 (a)	85,685
50,546	2.392%, 11/01/17 (a)	51,527
152,346	2.133%, 03/01/18 (a)	154,628
2,118,573	2.800%, 03/01/18	2,275,009
4,479,729	3.620%, 03/01/18	4,979,234
23,757	1.900%, 05/01/18 (a)	24,111
950,000	3.840%, 05/01/18	1,062,687
57,630	2.105%, 06/01/18 (a)	58,651
683,790	2.741%, 10/01/18 (a)	701,293
34,203	2.525%, 02/01/19 (a)	35,146
38,395	1.899%, 05/01/19 (a)	39,005
116,444	6.864%, 12/01/19 (a)	125,486
117,468	1.875%, 01/01/20 (a)	118,876
14,299	5.000%, 01/01/20	15,498
73,439	1.975%, 05/01/20 (a)	73,882
238,284	5.799%, 05/01/20 (a)	256,227
1,067,470	3.416%, 10/01/20	1,168,418
874,202	3.632%, 12/01/20	970,414
1,790,442	4.374%, 06/01/21	2,061,329
393,516	6.629%, 02/01/22 (a)	423,270
49,724	3.020%, 01/01/23 (a)	51,205
131,001	3.006%, 03/01/24 (a)	133,884
31,591	2.860%, 04/01/25 (a)	33,736
94,431	5.855%, 10/01/25 (a)	101,541
359,118	3.172%, 02/01/27 (a)	372,003
128,792	2.025%, 07/01/27 (a)	131,854
198,770	2.359%, 07/01/27 (a)	204,943
232,172	4.660%, 01/01/29 (a)	254,171
52,210	4.644%, 02/01/29 (a)	57,157
3,435,216	2.756%, 08/01/29 (a)	3,525,261
89,734	2.263%, 07/01/31 (a)	95,029
92,629	2.380%, 07/01/32 (a)	98,430
63,922	2.880%, 07/01/32 (a)	68,412
30,035	6.000%, 08/01/32	33,817
282,952	2.751%, 09/01/32 (a)	304,346
358,882	2.450%, 01/01/33 (a)	375,175
100,489	2.338%, 06/01/33 (a)	105,892
1,478,891	4.611%, 08/01/33 (a)	1,619,025
16,266	6.000%, 11/01/33	18,314
883,423	2.196%, 04/01/34 (a)	935,867
3,306,236	6.000%, 05/01/34	3,722,541
538,198	2.250%, 07/01/34 (a)	565,930

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2013 (Unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$545,385	2.250%, 08/01/34 (a)	$573,410
483,800	6.000%, 09/01/34	539,729
5,416,124	2.367%, 10/01/34 (a)	5,758,959
11,083	6.000%, 10/01/34	12,364
5,557,324	2.400%, 11/01/34 (a)	5,906,677
126,739	6.000%, 05/01/35	140,103
2,071,361	2.332%, 06/01/35 (a)	2,193,076
4,639,164	6.000%, 01/01/36	5,128,348
24,638	6.000%, 07/01/36	27,062
2,440,638	6.000%, 08/01/36	2,680,835
1,724,278	6.000%, 10/01/36	1,893,973
2,439,177	2.767%, 12/01/36 (a)	2,595,475
52,834	6.000%, 12/01/36	58,034
1,165,818	6.000%, 03/01/37	1,280,552
8,200	6.000%, 06/01/37	9,007
1,234,640	2.864%, 07/01/37 (a)	1,313,819
373,966	6.000%, 07/01/37	410,769
82,088	6.000%, 08/01/37	90,166
5,616,990	2.806%, 09/01/37 (a)	5,977,590
24,058	6.000%, 09/01/37	26,426
447,631	6.500%, 11/01/37	495,834
6,101,985	6.000%, 12/01/37	6,702,513
3,127,577	2.623%, 01/01/38 (a)	3,329,074
5,687,815	6.000%, 02/01/38	6,240,962
55,157	6.000%, 03/01/38	60,465
834,914	6.000%, 05/01/38	917,082
178,578	6.000%, 06/01/38	197,665
306,223	6.000%, 07/01/38	336,108
18,216	6.000%, 08/01/38	19,969
479,405	6.000%, 09/01/38	530,282
154,577	6.000%, 10/01/38	169,548
82,830	6.000%, 11/01/38	90,904
166,353	6.000%, 12/01/38	182,360
3,288,333	2.290%, 05/01/39 (a)	3,499,527
337,762	6.000%, 06/01/39	371,002
75,620	6.000%, 08/01/39	82,979
16,396	6.000%, 10/01/39	18,440
373,866	4.500%, 02/01/40	402,386
629,746	6.000%, 10/01/40	691,723
999,207	4.000%, 01/01/42	1,066,431
809,886	2.250%, 08/01/44 (a)	851,882

		90,569,464

	Government National Mortgage Association - 0.55%
60,395	7.000%, 04/15/26	71,541
448,947	2.250%, 04/20/34 (a)	480,245
1,836,887	1.750%, 06/20/34 (a)	1,923,229
1,473,065	1.750%, 08/20/34 (a)	1,539,507

		4,014,522

	Total Mortgage-Backed Obligations	118,878,932

	(Cost $116,459,696)

AGENCY DEBENTURES - 19.67%
	Federal Farm Credit Bank
45,000,000	0.174%, 10/28/13 (a)	45,006,300
	Federal Farm Credit Bank
25,000,000	0.184%, 10/28/13 (a)	25,005,150

Par Value		Value

	Federal Home Loan Mortgage Corp
$1,700,000	0.375%, 11/27/13	$1,702,195
	Federal Home Loan Mortgage Corp
30,400,000	3.000%, 07/31/19	30,730,266
	Federal National Mortgage Association
33,900,000	0.200%, 05/17/13 (a)	33,905,831
	Small Business Administration
49,060	1.075%, 03/25/14 (a)	49,019
	Sri Lanka Government Aid Bond
6,000,000	0.596%, 11/01/24 (a) (e)	6,000,000

	Total Agency Debentures	142,398,761

	(Cost $142,714,567)

U.S. TREASURY OBLIGATIONS - 13.88%
	United States Treasury Notes & Bonds - 13.88%
12,800,000	0.250%, 10/31/13	12,808,000
10,200,000	0.250%, 02/28/14	10,207,568
47,900,000	0.250%, 03/31/14	47,931,806
19,300,000	0.250%, 04/30/14	19,312,062
10,200,000	0.500%, 10/15/14	10,246,614

	Total U.S. Treasury Obligations	100,506,050

	(Cost $100,456,760)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.90%
	FDIC Structured Sale Guaranteed Notes
1,862,042	Series 2010-S1, Class 1A 0.752%, 02/25/48 (a)	1,865,739
	Federal Home Loan Mortgage Corp,
	Multifamily Structured Pass Through Certificates
1,813,945	Series K501, Class A1 1.337%, 06/25/16 (d)	1,842,643
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,300,000	Series K501, Class A2 1.655%, 11/25/16 (d)	5,441,576
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,700,000	Series K703, Class A2 2.699%, 05/25/18 (d)	1,816,650
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
3,025,659	Series KF01, Class A 0.552%, 04/25/19 (a)	3,033,188
	National Credit Union Administration, Guaranteed Notes
7,000,000	Series 2011-A1 0.220%, 06/12/13 (a)	7,000,001

	Total U.S. Government-Backed Obligations	20,999,797

	(Cost $20,740,362)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2013 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENT - 13.73%
$99,400,000	Merrill Lynch, 0.130%, Dated 02/28/13, matures 03/01/13, repurchase price $99,400,359 (collateralized by U.S. Treasury Notes with interest rates of 0.000% to 1.000% due 02/15/16 to 02/28/18, total market value $101,388,049)	$99,400,000

	Total Repurchase Agreement	99,400,000

	(Cost $99,400,000)
	Total Investments - 91.06%	659,272,971

	(Cost $656,508,412) (f)

TBA SALE COMMITMENTS - (3.03)%
	Federal National Mortgage Association
(20,000,000)	6.000%, 03/01/43 (g)	(21,920,332)

	Total TBA Sale Commitments - (3.03)%	(21,920,332)

	(Proceeds $21,850,000)
	Net Other Assets and Liabilities - 11.97%	86,667,000

	Net Assets - 100.00%	$724,019,639

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	The security has Support collateral.

(d)	This security has Sequential collateral.

(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2013, this security amounted to $6,000,000 or 0.8% of net assets.

(f)	Cost for U.S. federal income tax purposes is $656,508,412. As of February 28, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,656,428 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $891,869.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$(21,920,332)	$(70,332)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments – February 28, 2013 (Unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.60%
	Federal Home Loan Mortgage Corporation REMIC - 12.82%
$195,812	Series 1448, Class F 1.650%, 12/15/22 (a) (c)	$200,515
444,904	Series 1980, Class Z 7.000%, 07/15/27 (c)	512,783
10,490,430	Series 3694, Class AG 3.500%, 11/15/27 (c)	10,769,476
2,660,586	Series 2236, Class Z 8.500%, 06/15/30 (c)	3,245,572
7,128,513	Series 3346, Class FT 0.551%, 10/15/33 (a) (b)	7,148,530
11,155,262	Series 3208, Class FA 0.601%, 08/15/36 (a)	11,185,470
3,388,443	Series 3827, Class J 4.000%, 11/15/36 (c)	3,437,944
3,029,195	Series 3367, Class YF 0.751%, 09/15/37 (a)	3,054,646
9,157,430	Series 3371 class FA 0.801%, 09/15/37 (a)	9,229,591
3,614,138	Series 4097, Class AF 0.601%, 07/15/39 (a) (c)	3,629,203
6,635,641	Series 4103, Class DF 0.551%, 09/15/40 (a) (c)	6,653,212
1,077,886	Series 3830, Class FD 0.561%, 03/15/41 (a)	1,083,395
1,088,949	Series 3827, Class KF 0.571%, 03/15/41 (a)	1,094,725
7,625,000	Series 4109, Class EC 2.000%, 12/15/41 (c)	7,673,175
3,185,664	Series 4039, Class FA 0.701%, 05/15/42 (a)	3,213,765
3,748,168	Series 3208, Class FH 0.601%, 08/15/36 (a)	3,763,748

		75,895,750

	Federal National Mortgage Association REMIC - 6.38%
74,585	Series 1988-12, Class A 3.835%, 02/25/18 (a)	78,479
410,485	Series G92-44, Class Z 8.000%, 07/25/22	451,194
4,303,545	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	4,473,532
1,034,456	Series 2006-45, Class TF 0.602%, 06/25/36 (a)	1,040,075
1,048,894	Series 2006-76, Class QF 0.602%, 08/25/36 (a) (b)	1,056,477
855,304	Series 2007-75, Class VF 0.652%, 08/25/37 (a)	861,864
5,925,153	Series 2007-91, Class FB 0.802%, 10/25/37 (a)	5,985,845
1,290,748	Series 2011-54, Class CM 4.000%, 12/25/37 (c)	1,307,584
1,373,617	Series 2011-42, Class MH 4.000%, 12/25/37 (c)	1,393,599
2,070,126	Series 2012-63, Class FE 0.602%, 06/25/38 (a) (c)	2,082,317
1,208,205	Series 2012-93, Class KF 0.602%, 05/25/39 (a) (c)	1,214,433
3,109,826	Series 2012-103, Class GF 0.602%, 02/25/40 (a) (c)	3,123,715

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$1,797,934	Series 2010-123, Class FL 0.632%, 11/25/40 (a)	$1,805,149
3,182,926	Series 2011-110, Class FE 0.602%, 04/25/41 (a) (b)	3,205,489
1,698,268	Series 2011-59, Class FW 0.562%, 07/25/41 (a)	1,705,903
677,892	Series 2011-86, Class DF 0.702%, 09/25/41 (a)	685,966
3,155,136	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	3,227,476
1,881,187	Series 2012-65, Class FB 0.722%, 06/25/42 (a)	1,893,814
2,142,753	Series 2012-71, Class FL 0.702%, 07/25/42 (a)	2,153,326

		37,746,237

	National Credit Union Administration - 0.93%
1,221,675	Series 2011-R2, Class 1A 0.598%, 02/06/20 (a)	1,226,256
1,122,767	Series 2011-R4, Class 1A 0.578%, 03/06/20 (a)	1,125,223
1,339,222	Series 2011-R3, Class 1A 0.599%, 03/11/20 (a)	1,344,611
1,008,303	Series 2011-R5, Class 1A 0.578%, 04/06/20 (a)	1,010,509
794,697	Series 2011-R6, Class 1A 0.578%, 05/07/20 (a)	796,156

		5,502,755

	Private - 1.47%
	Adjustable Rate Mortgage Trust
658,195	Series 2004-4, Class 1A1 2.743%, 03/25/35 (a)	662,108
	Indymac Index Mortgage Loan Trust
470,648	Series 2004-AR4, Class 1A 2.556%, 08/25/34 (a)	386,201
	Merrill Lynch Mortgage Investors, Inc.
57,640	Series 2003-A4, Class 1A 2.687%, 07/25/33 (a)	60,288
	Salomon Brothers Mortgage Securities VII, Inc.
53,643	Series 1994-20, Class A 2.922%, 12/25/24 (a)	54,038
	Structured Adjustable Rate Mortgage Loan
122,005	Series 2004-2, Class 2A 2.801%, 03/25/34 (a)	121,071
264,407	Series 2004-5, Class 1A 2.936%, 05/25/34 (a) (c)	248,928
	Structured Asset Securities Corp.
923,321	Series 2003-34A, Class 3A3 2.779%, 11/25/33 (a)	960,197
	Washington Mutual Mortgage Pass-Through Certificates
392,005	Series 2003-AR6, Class A1 2.444%, 06/25/33 (a)	402,589
2,828,779	Series 2005-AR12, Class 1A8 2.464%, 10/25/35 (a)	2,684,719

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2013 (Unaudited)

Par Value		Value

	Private - (continued)
	Wells Fargo Mortgage Backed Securities Trust
$3,109,475	Series 2005-AR4, Class 2A2 2.730%, 04/25/35 (a)	$3,134,528

		8,714,667

	Total Collateralized Mortgage Obligations	127,859,409

	(Cost $127,518,711)

MORTGAGE-BACKED OBLIGATIONS - 16.73%
	Federal Home Loan Mortgage Corporation - 1.43%
514,003	2.661%, 01/01/34 (a)	543,131
180,420	2.883%, 11/01/34 (a)	194,006
4,360,785	2.412%, 04/01/35 (a)	4,664,682
1,575,799	2.393%, 08/01/35 (a)	1,677,444
1,290,066	2.868%, 05/01/36 (a)	1,385,060

		8,464,323

	Federal Home Loan Mortgage Corporation Gold - 1.53%
3,329	8.000%, 07/01/14	3,340
1,487	7.000%, 03/01/15	1,541
254,033	5.000%, 10/01/17	271,168
309,668	5.000%, 11/01/17	330,649
278,256	8.000%, 11/01/17	305,296
268,335	5.500%, 03/01/18	289,727
132,423	5.500%, 04/01/18	142,823
130,937	6.500%, 05/01/18	145,173
14,300	6.000%, 10/01/18	15,756
5,347	6.000%, 11/01/18	5,911
1,126,333	5.500%, 02/01/19	1,219,010
208,617	5.500%, 01/01/20	225,632
3,384,461	5.000%, 04/01/20	3,629,834
2,324,069	3.500%, 08/01/20	2,453,436

		9,039,296

	Federal National Mortgage Association - 13.64%
3,000	6.000%, 02/01/18	3,287
1,251,884	2.800%, 03/01/18	1,344,323
950,000	3.840%, 05/01/18	1,062,687
912,474	5.500%, 05/01/18	984,932
39,324	6.000%, 05/01/18	43,095
307,232	5.500%, 06/01/18	331,667
2,406	6.000%, 08/01/18	2,637
3,122	6.000%, 09/01/18	3,422
281,527	5.500%, 10/01/18	304,410
355,868	5.500%, 11/01/18	384,636
280,852	6.000%, 11/01/18	308,573
26,635	5.500%, 12/01/18	28,800
454,648	6.000%, 12/01/18	498,256
393,496	6.000%, 01/01/19	431,238
3,250,000	3.334%, 01/25/19 (c)	3,434,162
5,953	6.000%, 02/01/19	6,524
130,278	6.000%, 04/01/19	142,774
31,474	6.000%, 05/01/19	34,493
1,572,315	3.500%, 08/01/20	1,667,391
776,342	3.416%, 10/01/20	849,759
582,801	3.632%, 12/01/20	646,942
1,560,660	4.301%, 01/01/21	1,803,147
1,492,035	4.374%, 06/01/21	1,717,774
223,953	5.000%, 09/01/23	245,994
95,761	6.000%, 10/01/23	106,025

Par Value		Value

	Federal National Mortgage Association - (continued)
$225,724	5.000%, 04/01/27	$246,246
1,331,093	5.000%, 06/01/27	1,439,930
718,310	5.000%, 08/01/27	783,616
87,361	5.000%, 03/01/28	94,649
1,264,884	5.000%, 04/01/28	1,370,395
308,020	5.000%, 05/01/28	333,713
1,074,061	5.000%, 06/01/28	1,163,654
308,287	7.000%, 08/01/28	360,614
619,676	7.000%, 11/01/28	733,520
444,907	5.000%, 04/01/29	482,019
43,979	7.000%, 02/01/32	50,485
49,575	4.185%, 05/01/32 (a)	52,175
176,092	7.000%, 05/01/32	210,243
290,575	2.751%, 09/01/32 (a)	312,546
136,628	7.000%, 09/01/32	152,469
990,225	2.340%, 07/01/33 (a)	1,039,352
182,373	5.000%, 09/01/33	198,612
571,944	2.599%, 11/01/33 (a)	609,214
1,423,105	2.346%, 12/01/33 (a)	1,493,935
462,969	2.781%, 03/01/34 (a)	495,251
797,411	2.617%, 04/01/34 (a)	847,347
264,737	2.310%, 08/01/34 (a)	281,814
4,298	6.000%, 09/01/34	4,795
1,575,981	2.222%, 10/01/34 (a)	1,671,197
456,761	2.726%, 10/01/34 (a)	482,609
311,792	5.000%, 11/01/34	339,554
4,730,759	2.080%, 01/01/35 (a)	5,037,585
443,874	2.770%, 03/01/35 (a)	475,753
1,522,240	2.845%, 04/01/35 (a)	1,608,114
1,104,795	2.437%, 05/01/35 (a)	1,180,389
992,563	2.492%, 05/01/35 (a)	1,038,301
725,737	2.569%, 05/01/35 (a)	770,986
711,692	2.106%, 06/01/35 (a)	744,322
2,278,497	2.332%, 06/01/35 (a)	2,412,383
1,090,941	2.027%, 08/01/35 (a)	1,145,698
1,624,074	2.822%, 08/01/35 (a)	1,743,206
2,609,065	2.606%, 09/01/35 (a)	2,810,402
1,114,313	3.559%, 09/01/35 (a)	1,198,220
232,369	5.000%, 09/01/35	251,897
552,385	2.239%, 10/01/35 (a)	588,991
1,616,059	2.862%, 03/01/36 (a)	1,734,186
1,024,722	2.623%, 04/01/36 (a)	1,090,282
85,461	5.000%, 09/01/36	92,644
5,097,774	6.000%, 12/01/36	5,599,472
43,865	5.000%, 07/01/37	47,771
2,956,927	2.997%, 12/01/37 (a)	3,174,324
2,443,369	2.623%, 01/01/38 (a)	2,600,785
69,686	5.000%, 05/01/38	75,455
1,609,832	6.000%, 08/01/38	1,764,742
2,797,661	2.290%, 05/01/39 (a)	2,977,341
1,216,668	5.000%, 05/01/39	1,352,755
284,167	5.000%, 10/01/39	315,952
7,000,000	3.000%, 03/01/43 TBA (e)	7,246,641

		80,715,499

	Government National Mortgage Association - 0.13%
765,319	1.625%, 12/20/34 (a)	801,445

		801,445

	Total Mortgage-Backed Obligations	99,020,563

	(Cost $96,015,082)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2013 (Unaudited)

Par Value		Value

AGENCY DEBENTURES - 7.56%
	Federal Home Loan Mortgage Corporation - 6.56%
$9,700,000	1.000%, 07/30/14	$9,806,302
2,200,000	1.000%, 08/20/14	2,223,606
26,500,000	3.000%, 07/31/19	26,787,896

		38,817,804

	Federal National Mortgage Association - 1.00%
4,800,000	0.625%, 10/30/14	4,827,461
1,100,000	0.750%, 12/19/14	1,108,947

		5,936,408

	Total Agency Debentures	44,754,212

	(Cost $44,904,986)

U.S. TREASURY OBLIGATIONS - 51.89%
	United States Treasury Notes & Bonds - 51.89%
39,800,000	0.125%, 07/31/14	39,753,354
47,500,000	0.500%, 10/15/14	47,717,075
37,900,000	0.250%, 10/31/14	37,917,775
8,300,000	0.250%, 02/15/15	8,300,000
7,900,000	0.250%, 08/15/15	7,890,741
19,200,000	0.250%, 12/15/15	19,157,990
127,000,000	0.375%, 02/15/16	127,104,605
12,400,000	0.750%, 12/31/17	12,411,631
6,800,000	1.375%, 01/31/20	6,863,750

		307,116,921

	Total U.S. Treasury Obligations	307,116,921

	(Cost $306,932,854)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.85%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,813,945	Series K501, Class A1 1.337%, 06/25/16 (c)	1,842,643
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,200,000	Series K501, Class A2 1.655%, 11/25/16 (c)	5,338,905
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,500,000	Series K703, Class A2 2.699%, 05/25/18 (c)	1,602,927
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
2,458,348	Series KF01, Class A 0.559%, 04/25/19 (a) (c)	2,464,466
	National Credit Union Administration
3,100,000	0.220%, 06/12/13 (a)	3,100,000
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,491,628

	Total U.S. Government-Backed Obligations	16,840,569

	(Cost $16,411,208)

Par Value		Value

REPURCHASE AGREEMENT - 3.46%
$20,500,000	UBS, 0.150%, Dated 02/28/13, matures 03/01/13, repurchase price $20,500,085 (collateralized by a U.S. Treasury Note with an interest rate of 3.000% due 10/31/16, total market value $20,910,104)	$20,500,000

	Total Repurchase Agreement	20,500,000

	(Cost $20,500,000)
	Total Investments - 104.09%	616,091,674

	(Cost $612,282,840) (d)

TBA SALE COMMITMENTS - (2.51)%
	Federal National Mortgage Association - (2.51)%
(3,000,000)	5.000%, 03/01/43 (e)	(3,248,438)
(3,000,000)	6.000%, 03/01/43 (e)	(3,288,050)
(7,000,000)	3.000%, 04/01/43 (e)	(7,228,867)
(1,000,000)	5.000%, 04/01/43 (e)	(1,082,578)

	Total TBA Sale Commitments - (2.51)%	(14,847,933)

	(Proceeds $14,854,258)
	Net Other Assets and Liabilities - (1.58)%	(9,379,193)

	Net Assets - 100.00%	$591,864,548

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	This security has Sequential collateral.

(d)	Cost for U.S. federal income tax purposes is $612,282,840. As of February 28, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,567,359 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $758,526.

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$4,140,938	$10,758
BNP Paribas	3,105,703	8,069
Credit Suisse Securities (USA) LLC	(4,370,628)	(11,097)

	$2,876,013	$7,730

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Assets and Liabilities

February 28, 2013 (Unaudited)

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

ASSETS:

INVESTMENTS:
Investments and repurchase agreements at cost	$148,123,884	$656,508,412	$612,282,840

Investments at value	$77,123,884	$559,872,971	$595,591,674
Repurchase agreements at value	71,000,000	99,400,000	20,500,000

Total investments and repurchase agreements at value	148,123,884	659,272,971	616,091,674

Cash	21,739	980,893	573,065

RECEIVABLES:
TBA sale commitments	—	21,850,000	14,851,680
Interest	116,931	658,036	636,308
Investment securities sold	300,218	79,008,925	126,092,908
Portfolio units sold	481	10,000,000	—
Reimbursement from administrator	9,709	—	—
Other assets	1,363	6,528	6,016

Total Assets	148,574,325	771,777,353	758,251,651

LIABILITIES:

PAYABLES:
TBA sale commitments at value	—	21,920,332	14,847,933
Dividends	2,765	138,304	131,148
Investment securities purchased	—	25,530,859	151,252,828
Advisory fees	6,377	80,875	67,675
Administration fees	—	26,646	22,297
Distribution fees	—	17	375
Accrued expenses	7,819	60,681	64,847

Total Liabilities	16,961	47,757,714	166,387,103

NET ASSETS	$148,557,364	$724,019,639	$591,864,548

NET ASSETS CONSIST OF:
Paid-in capital	$148,550,118	$746,791,593	$602,545,480
Accumulated undistributed (distributions in excess of) net investment income	6,239	(152,273)	(569,755)
Accumulated net realized gain (loss) on investment transactions and TBA sale commitments	1,007	(25,313,908)	(13,926,336)
Net unrealized appreciation on investments and TBA sale commitments	—	2,694,227	3,815,159

TOTAL NET ASSETS	$148,557,364	$724,019,639	$591,864,548

TCU Shares:
Net Assets	$148,557,364	$723,269,969	$575,123,442
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	148,598,069	75,178,245	58,666,357

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$9.62	$9.80

Investor Shares:
Net Assets	$—	$749,670	$16,741,106
Total Shares outstanding, $0.001 par value (unlimited number of shares authorized)	—	77,923	1,707,662

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$—	$9.62	$9.80

Proceeds from TBA sale commitments	$—	$21,850,000	$14,854,258

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Operations

For the Six Months Ended February 28, 2013 (Unaudited)

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

INVESTMENT INCOME:
Interest	$207,365	$2,412,364	$2,421,187

EXPENSES:
Advisory fees	195,055	510,498	420,724
Administration fees	97,528	167,758	138,256
Legal fees	24,895	88,133	81,267
Audit and tax fees	10,879	18,058	17,954
Custody fees	12,160	29,769	25,084
Accounting fees	26,609	94,697	81,042
Compliance fees	9,481	29,407	24,788
Trustees’ fees	14,813	46,741	39,533
Printing fees	6,163	11,770	8,281
Transfer agent fees	24,069	37,694	36,712
Registration fees	1,728	2,653	2,290
Distribution and Service (12b-1) Fees Investor Shares	—	56	933
Other expenses	9,452	70,834	61,799

Total operating expenses	432,832	1,108,068	938,663

Trustees’ fees waived	(14,813)	—	—
Advisory fees waived	(146,291)	—	—
Administration fees waived	(97,528)	—	—
Expenses reimbursed by administrator	(45,793)	—	—
Compliance fees waived	(5,985)	—	—
Legal fees waived	(24,895)	—	—

Total expense reductions	(335,305)	—	—

Net operating expenses	97,527	1,108,068	938,663

Net Investment Income	109,838	1,304,296	1,482,524

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND TBA SALE COMMITMENTS:
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investment Transactions	1,007	(424,449)	(361,710)
TBA Sale Commitments	—	18,360	107,422
Net Change in Unrealized (Depreciation) of:
Investments	—	(468,695)	(623,838)
TBA Sale Commitments	—	(70,332)	6,325

Net Realized and Unrealized Gain/(Loss) on Investments and TBA Sale Commitments	1,007	(945,116)	(871,801)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:	$110,845	$359,180	$610,723

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Changes in Net Assets

	Money Market Portfolio		Ultra-Short Duration Government Portfolio
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Investment Activities:
Operations:
Net investment income	$109,838	$68,115	$1,304,296	$2,139,923
Net realized gain/(loss) on investment transactions and TBA sale commitments	1,007	7,732	(406,089)	562,378
Net change in unrealized appreciation (depreciation) of investments and TBA sale commitments	—	—	(539,027)	844,567

Net increase in net assets resulting from operations	110,845	75,847	359,180	3,546,868

Distributions to Shareholders:
From net investment income
TCU Shares	(109,838)	(68,656)	(2,070,666)	(2,099,327)
Investor Shares	—	—	(1,178)	—

Total Distributions	(109,838)	(68,656)	(2,071,844)	(2,099,327)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	256,371,451	546,097,016	124,339,887	239,100,163
Reinvestment of dividends and distributions	82,459	47,482	935,483	739,429
Cost of shares repurchased	(282,019,751)	(553,232,954)	(30,540,786)	(174,194,138)
Investor Shares:
Proceeds from sale of shares	—	—	750,163	—
Reinvestment of dividends and distributions	—	—	1,178	—

Net increase (decrease) in net assets resulting from unit transactions	(25,565,841)	(7,088,456)	95,485,925	65,645,454

Net change in net assets	(25,564,834)	(7,081,265)	93,773,261	67,092,995
Net Assets:
Beginning of period	174,122,198	181,203,463	630,246,378	563,153,383
End of period	$148,557,364	$174,122,198	$724,019,639	$630,246,378

Accumulated Undistributed (Distributions in excess of) Net Investment Income	$6,239	$6,239	$(152,273)	$615,275

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	256,371,451	546,097,016	12,903,522	24,842,240
Reinvestment of dividends and distribution	82,459	47,482	97,096	76,804
Shares repurchased	(282,019,751)	(553,232,954)	(3,171,911)	(18,104,122)

Total TCU Share Transaction	(25,565,841)	(7,088,456)	9,828,707	6,814,922

Investor Shares:
Shares sold	—	—	77,801	—
Reinvestment of dividends and distribution	—	—	122	—

Total Investor Share Transaction	—	—	77,923	—

Net increase (decrease) in units outstanding	(25,565,841)	(7,088,456)	9,906,630	6,814,922

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Changes in Net Assets

	Short Duration Portfolio
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Investment Activities:
Operations:
Net investment income	$1,482,524	$2,986,420
Net realized gain/(loss) on investment transactions and TBA sale commitments	(254,288)	2,880,155
Net change in unrealized appreciation (depreciation) of investments and TBA sale commitments	(617,513)	(226,069)

Net increase in net assets resulting from operations	610,723	5,640,506

Distributions to Shareholders:
From net investment income
TCU Shares	(1,764,288)	(3,479,319)
Investor Shares	(18,894)	—

Total Distributions	(1,783,182)	(3,479,319)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	33,181,124	205,242,653
Reinvestment of dividends and distributions	957,648	1,620,731
Cost of shares repurchased	(3,031,000)	(141,156,247)
Investor Shares:
Proceeds from sale of shares	16,749,875	—
Reinvestment of dividends and distributions	2,920	—

Net increase in net assets resulting from share transactions	47,860,567	65,707,137

Net change in net assets	46,688,108	67,868,324
Net Assets:
Beginning of period	545,176,440	477,308,116
End of period	$591,864,548	$545,176,440

Accumulated Undistributed (Distributions in excess of) Net Investment Income	$(569,755)	$(269,097)

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	3,383,514	20,968,535
Reinvestment of dividends and distribution	97,571	165,563
Shares repurchased	(308,783)	(14,412,429)

Total TCU Share Transaction	3,172,302	6,721,669

Investor Shares:
Shares sold	1,707,364	—
Reinvestment of dividends and distribution	298	—

Total Investor Share Transaction	1,707,662	—

Net increase in shares outstanding	4,879,964	6,721,669

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Money Market Portfolio — TCU Shares
	Six Months Ended February 28, 2013 (Unaudited)		Years Ended August 31,
			2012	2011	2010	2009		2008
Net Asset Value,
Beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:
Net investment income(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01		0.03

Total income from investment operations	0.00		0.00	0.00	0.00	0.01		0.03

Less Distributions from:
Investment income	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	(0.01)		(0.03)
Return of capital	—		—	0.00 (b)	—	—		—

Total Distributions	0.00		0.00	0.00	0.00	(0.01)		(0.03)

Net Asset Value,
End of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(c)	0.05%		0.05%	0.05%	0.11%	0.63%		3.36%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$148,557		$174,122	$181,203	$239,848	$944,997		$823,406
Ratios to average net assets:
Expenses net of waivers and reimbursements	0.10	%(d)	0.14%	0.18%	0.20%	0.20	%(e)	0.19%
Expenses before waivers and reimbursements	0.44	%(d)	0.48%	0.50%	0.40%	0.36%		0.37%
Net investment income (net of waivers and reimbursements)	0.11	%(d)	0.05%	0.04%	0.11%	0.52%		2.93%
Net investment income (before waivers and reimbursements)	(0.23	)%(d)	(0.30)%	(0.28)%	(0.08)%	0.36%		2.75%

(a)	Calculated based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Annualized.
(e)	The Money Market Portfolio’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds represented an expense of 0.02% for the year ended August 31, 2009.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — TCU Shares
	Six Months Ended February 28, 2013 (Unaudited)		Years Ended August 31,
			2012	2011	2010	2009	2008
Net Asset Value,
Beginning of period	$9.64		$9.62	$9.61	$9.61	$9.45	$9.45

Income from Investment Operations:
Net investment income(a)(b)	0.02		0.04	0.04	0.09	0.19	0.34
Net realized and unrealized gain/(loss) on investment transactions	(0.01)		0.02	0.02	0.02	0.17	0.05

Total income from investment operations	0.01		0.06	0.06	0.11	0.36	0.39

Less Distributions from:
Investment income(b)	(0.03)		(0.04)	(0.05)	(0.11)	(0.20)	(0.38)
Return of capital	—		—	—	—	—	(0.01)

Total Distributions	(0.03)		(0.04)	(0.05)	(0.11)	(0.20)	(0.39)

Net Asset Value,
End of period	$9.62		$9.64	$9.62	$9.61	$9.61	$9.45

Total Return(c)	0.10%		0.58%	0.64%	1.11%	3.85%	4.17%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$723,270		$630,246	$563,153	$348,810	$362,641	$336,303
Ratios to average net assets:
Expenses net of waivers and reimbursements	0.33	%(d)	0.34%	0.36%	0.35%	0.35%	0.38%
Expenses before waivers and reimbursements	0.33	%(d)	0.34%	0.36%	0.35%	0.35%	0.41%
Net investment income (net of waivers and reimbursements)	0.39	%(d)	0.38%	0.44%	0.99%	1.96%	3.54%
Net investment income (before waivers and reimbursements)	0.39	%(d)	0.38%	0.44%	0.99%	1.96%	3.51%
Portfolio Turnover Rate	154%		105%	193%	237%	179%	162%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — Investor Shares
	For the Period November 30, 2012(a) to February 28, 2013 (Unaudited)

Net Asset Value,
Beginning of period	$9.64

Income from Investment Operations:
Net investment income(b)(c)	0.01
Net realized and unrealized (loss) on investment transactions	(0.02)

Total income from investment operations	(0.01)

Less Distributions from:
Investment income	(0.01)

Total Distributions	(0.01)

Net Asset Value,
End of period	$9.62

Total Return(c)	(0.05)%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$750
Ratios to average net assets:
Expenses	0.36	%(d)
Net investment income	0.36	%(d)
Portfolio Turnover Rate	154%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — TCU Shares
	Six Months Ended February 28, 2013 (Unaudited)		Years Ended August 31,
			2012	2011	2010	2009	2008
Net Asset Value,
Beginning of period	$9.82		$9.79	$9.76	$9.58	$9.44	$9.50

Income from Investment Operations:
Net investment income(a)(b)	0.03		0.06	0.10	0.19	0.27	0.37
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.04	0.04	0.18	0.16	(0.01)

Total income from investment operations	0.01		0.10	0.14	0.37	0.43	0.36

Less Distributions from:
Investment income(b)	(0.03)		(0.07)	(0.11)	(0.19)	(0.29)	(0.42)
Return of capital	—		—	—	0.00 (c)	—	—

Total Distributions	(0.03)		(0.07)	(0.11)	(0.19)	(0.29)	(0.42)

Net Asset Value,
End of period	$9.80		$9.82	$9.79	$9.76	$9.58	$9.44

Total Return(d)	0.12%		1.02%	1.49%	3.86%	4.60%	3.83%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$575,123		$545,176	$477,308	$339,138	$386,244	$372,293
Ratios to average net assets:
Expenses	0.34	%(e)	0.35%	0.36%	0.35%	0.34%	0.39	%(f)
Net investment income	0.54	%(e)	0.60%	1.03%	1.91%	2.87%	3.88	%(f)
Portfolio Turnover Rate	136%		173%	283%	280%	293%	241%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Annualized.
(f)	Custody credits earned in the year ended August 31, 2008 had no effect on ratios.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — Investor Shares
	For the Period November 30, 2012(a) to February 28, 2013 (Unaudited)

Net Asset Value,
Beginning of period	$9.82

Income from Investment Operations:
Net investment income(b)(c)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.01)

Total income from investment operations	—

Less Distributions from:
Investment income(c)	(0.02)
Return of capital	—

Total Distributions	(0.02)

Net Asset Value,
End of period	$9.80

Total Return(d)	(0.05)%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$16,741
Ratios to average net assets:
Expenses	0.37	%(e)
Net investment income	0.51	%(e)
Portfolio Turnover Rate	136%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2013 (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, “the Portfolios” or individually a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that have open accounts in the particular Portfolio as of such date.

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act. The Ultra-Short Duration Government and Short Duration Portfolios seek to achieve a high level of current income, consistent with low volatility of principal and relatively low volatility of principal, respectively, by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the period. For the six months ended February 28, 2013, there were no transfers between Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2013 is as follows:

	Money Market Portfolio
	Total Market Value at 2/28/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$148,123,884	$—	$148,123,884	$—

*	Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2013 (Unaudited) (continued)

	Ultra-Short Duration Government Portfolio
	Total Market Value at 3/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Asset-Backed Securities	$1,493,698	$—	$1,493,698	$—
Collateralized Mortgage Obligations	175,595,733	—	175,595,733	—
Mortgage-Backed Obligations	118,878,932	—	118,878,932	—
Agency Debentures	142,398,761	—	136,398,761	6,000,000
U.S. Treasury Obligations	100,506,050	—	100,506,050	—
U.S. Government-Backed Obligations	20,999,797	—	20,999,797	—
Repurchase Agreement	99,400,000	—	99,400,000	—

	$659,272,971	$—	$653,272,971	$6,000,000

Liabilities:
TBA Sale Commitments	$(21,920,332)	$—	$(21,920,332)	$—

	Short Duration Government Portfolio
	Total Market Value at 3/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Total Investments*	$616,091,674	$—	$616,091,674	$—

Liabilities:
TBA Sale Commitments	$(14,847,933)	$—	$(14,847,933)	$—

*	Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2013:

Ultra-Short Duration Government Portfolio

Fair Value, beginning of period	$6,218,750
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	—
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	(218,750)

Fair Value, end of period	$6,000,000

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for Portfolio investments.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

C. Federal Taxes

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Ultra-Short Duration Government and Short Duration Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to purchase. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

D. Expenses

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2013 (Unaudited) (continued)

compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

F. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

G. Mortgage Dollar Rolls

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

H. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS’s. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee (“advisory fee”), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset Level	Contractual Rate
Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15

Ultra-Short Duration	first $250 million	0.18
Government and	next $250 million	0.16
Short Duration(1)	in excess of $500 million	0.14

(1)	Advisory fee rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

Effective April 6, 2011, GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.05% of average daily net assets through August 31, 2013. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2013, GSAM waived advisory fees amounting to $146,291.

B. Administration Agreement

Callahan Credit Union Financial Services Limited Liability Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 36 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement,

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2013 (Unaudited) (continued)

CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Money Market	0.10%
Ultra-Short Duration Government	0.05
Short Duration	0.05

Effective April 8, 2011, CUFSLP has voluntarily agreed to waive its entire administration fee with respect to the Money Market Portfolio through August 31, 2013. This voluntary waiver may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 28, 2013, CUFSLP waived administration fees amounting to $97,528.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, provides additional administrative services to the Portfolios pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to such Agreement, effective February 1, 2013 BNY Mellon is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $200 million	0.035%
from $200 to $500 million	0.030
from $500 to $1 billion	0.025
in excess of $1 billion	0.020

(1)

Portfolios are subject to an aggregate minimum annual base fee of $75,000. In addition, each Portfolio is subject to annual base fees for Financial Reporting, Tax and Regulatory Administration services.

Prior to February 1, 2013, BNY Mellon was entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	BNY Mellon Fee(1)(2)
Money Market	0.0206%
Ultra-Short Duration Government	0.0206
Short Duration	0.0206

(1)

In addition, there was an annual base fee of $10,300 for the Money Market Portfolio. For the Ultra-Short Duration Government and Short Duration Portfolios, there were annual base fees of $51,500 for each Portfolio from April 1, 2012 through September 30, 2012 and of $36,050 for each Portfolio from October 1, 2012 through January 31, 2013.

(2)	Prior to April 1, 2012, the BNY Mellon fee was 0.02%.

C. Other Agreements

Effective May 23, 2012, CUFSLP has agreed contractually that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio. Effective May 23, 2012, CUFSLP has agreed voluntarily that to the extent that the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.10% of the average daily net assets, CUFSLP will either reduce the administration fee otherwise payable or pay such expenses of the Money Market Portfolio. This voluntary waiver may be modified or eliminated by CUFSLP in the future at its discretion. In addition, the Money Market Portfolio is not obligated to reimburse CUFSLP for prior fiscal year expense reimbursements, if any. For the six months ended February 28, 2013, CUFSLP reimbursed Portfolio expenses amounting to $45,793.

CFS serves as exclusive distributor of shares of the Portfolios. CFS did not receive any compensation under the Distribution Agreement during the six months ended February 28, 2013. CFS received $598 from the Portfolios under the Distribution Plan, as described below.

BNY Mellon serves as transfer agent of the Portfolios and receives a fee (“transfer agent fee”) from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

Effective April 11, 2011, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees. The waived fees are allocated to the Money Market Portfolio through August 31, 2013. For the six months ended February 28, 2013, the board waived Trustees’ fees amounting to $14,813.

Effective April 11, 2011, Drinker, Biddle & Reath, LLP (“DBR”), counsel to the Trust, and Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of their legal fees. The waived fees are allocated to the Money Market Portfolio through August 31, 2013. For the six months ended February 28, 2013, DBR and Nisen & Elliott, LLC waived legal fees amounting to $24,217 and $678, respectively.

Effective April 11, 2011, Vigilant Compliance Services voluntarily agreed to reduce its fee by 10%. The fee reduction is allocated to the Money Market Portfolio through August 31, 2013. For the six months ended February 28, 2013, Vigilant Compliance Services waived compliance fees amounting to $5,985.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is not currently charging a fee under the 12b-1 Plan with respect to Investor Shares of the Money Market Portfolio and is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each of the Ultra-Short Duration Portfolio and Short Duration Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2013, the Ultra-Short Duration Government Portfolio and Short Duration Portfolio paid fees under the 12b-1 Plan of $56 and $933, respectively.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2013 (Unaudited) (continued)

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the Ultra-Short Duration Government and Short Duration Portfolios including TBA purchase and sale commitments for the six months ended February 28, 2013 were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Purchases of U.S. Government and agency obligations	$894,945,521	$786,469,633
Purchases (excluding U.S. Government and agency obligations)	37,796,997	36,582,894
Sales or maturities of U.S. Government and agency obligations	969,168,471	746,908,005
Sales or maturities (excluding U.S. Government and agency obligations)	13,882,411	10,866,195

Note 5. Other Matters

Exemptive Order – Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Note 6. Tax Information

The tax character of distributions paid for the fiscal year ended August 31, 2012 was as follows:

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$65,260	$2,106,931	$3,644,807
Long Term Capital Gains	—	—	—
Capital	—	—	—

Total taxable distributions	$65,260	$2,106,931	$3,644,807

The tax character of distributions paid for the fiscal year ended August 31, 2011 was as follows:

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$76,322	$2,220,392	$5,110,269
Long Term Capital Gains	—	—	—
Capital	21,037	—	—

Total taxable distributions	$97,359	$2,220,392	$5,110,269

As of August 31, 2012, the components of accumulated earnings (losses) on a tax basis for the Money Market Portfolio, the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio were as follows:

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Undistributed ordinary income—net	$10,587	$864,073	$—

Total undistributed earnings	$10,587	$864,073	$—
Capital loss carryforward(1)	—	(24,621,036)	(13,650,936)
Timing differences (dividends payable and late-year losses)	(4,348)	(410,970)	(103,054)
Unrealized gains—net	—	3,108,643	4,245,517

Total accumulated losses—net	$6,239	$(21,059,290)	$(9,508,473)

(1)	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

	Money Market Portfolio	Ultra-Short Duration Government Portfolio		Short Duration Portfolio
2013	$—	$(18,747,166)		$—
2014	—	(3,307,602)		(4,572,224)
2015	—	(1,903,494)		(5,253,669)
2016	—	(199,455)		—
2017	$—	$—		$—
2018	—	—		(3,825,043)
2019	—	(163,234)		—
No Expiration	—	(300,085	)(1)	—

(1)	The amount is treated as a long-term capital loss.

During the fiscal year ended August 31, 2012, the Short Duration Portfolio utilized $2,775,293 of capital loss carryforwards.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2013 (Unaudited) (continued)

Note 7. Credit and Concentration Risk

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Ultra-Short Duration Government and Short Duration Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

On August 5, 2011, Standard & Poor’s lowered the long-term sovereign credit rating of U.S. Government debt obligations from AAA to AA+. Shortly thereafter, S&P also downgraded the long-term credit ratings of U.S. government-sponsored enterprises. These actions initially have had an adverse effect on financial markets. It is possible that the downgrade of the U.S. Government’s credit rating may create broader financial turmoil and uncertainty, which would weigh heavily on the global financial system. The downgrade could, for example, disrupt money markets and long-term or short-term fixed income markets. These consequences could adversely affect returns on the Portfolios’ investments and their ability to continue to acquire targeted assets on attractive terms. It is not possible to precisely predict the longer-term impact of the downgrade on the financial markets and the participants therein.

Note 8. Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and, except as stated below, has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Effective March 22, 2012, the Short Duration Portfolio is no longer permitted to invest in privately-issued mortgage-backed securities.

TRUST FOR CREDIT UNIONS

Additional Information (Unaudited)

Expenses – Six Month Period Ended February 28, 2013

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 through February 28, 2013.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Money Market Portfolio				Ultra-Short Duration Government Portfolio				Short Duration Portfolio

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*
TCU Shares
Actual	$1,000.00	$1,000.50		$0.50	$1,000.00	$1,001.00		$1.64	$1,000.00	$1,001.20		$1.69
Hypothetical 5% Return	1,000.00	1,024.30	+	0.50	1,000.00	1,023.16	+	1.66	1,000.00	1,023.11	+	1.71
Investor Shares
Actual**	—	—		—	1,000.00	999.50		0.90	1,000.00	1,000.00		0.92
Hypothetical 5% Return	—	—		—	1,000.00	1,023.01	+	1.81	1,000.00	1,022.96	+	1.86

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.10%, 0.33% and 0.34% for the Money Market Portfolio, Ultra-Short Duration Government Portfolio, Short Duration Portfolio, respectively.

**	The Ultra-Short Duration Government and Short Duration Portfolios began issuing Investor Shares on November 30, 2012. Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the expense ratio multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period November 30, 2012 to February 28, 2013). Actual returns are for the period November 30, 2012 through February 28, 2013. The annualized net expense ratios for the period were 0.36% and 0.37% for the Investor Shares of the Ultra-Short Duration Government Portfolio and Short Duration Portfolio, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

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Trustees

James C. Barr, Chairman

Stanley Hollen, Vice Chairman

Robert M. Coen

Rudolf J. Hanley

Gary Oakland

Eugene A. O’Rourke

James F. Regan

Wendell A. Sebastian

Officers

Jay E. Johnson, President and Treasurer

Jonathan K. Jeffreys, Vice President and Assistant Treasurer

Mary Jo Reilly, Secretary

Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator

Callahan Credit Union Financial Services Limited Liability Limited Partnership

Investment Adviser

Goldman Sachs Asset Management, L.P., an affiliate of Goldman, Sachs & Co.

Administrative & Fund Accounting Agent/Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Distributor

Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm

Tait,Weller & Baker LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	4/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	4/25/2013

* Print the name and title of each signing officer under his or her signature.